UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sage Asset Management, LLC
Address: 500 Fifth Avenue
         Suite 930
         New York, NY  10110

13F File Number:  28-05821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry G. Haimes
Title:     Co-Portfolio Manager
Phone:     (212) 521-0908

Signature, Place, and Date of Signing:

     /s/ Barry G. Haimes     New York, NY     February 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $375,226 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204    16422   570200 SH       Sole                   570200        0        0
AERCAP HOLDINGS NV             SHS              N00985106    13159   630500 SH       Sole                   630500        0        0
AERCAP HOLDINGS NV             SHS              N00985106     5844   280000 SH  CALL Sole                   280000        0        0
ALDABRA 2 ACQUISITION CORP     COM              01408A103    11249  1154900 SH       Sole                  1154900        0        0
ALDABRA 2 ACQUISITION CORP     *W EXP 06/18/201 01408A111      873   270130 SH       Sole                   270130        0        0
ANNALY CAP MGMT INC            COM              035710409     2454   135000 SH       Sole                   135000        0        0
APPLE INC                      COM              037833100    13687    69100 SH       Sole                    69100        0        0
BMC SOFTWARE INC               COM              055921100    10692   300000 SH  PUT  Sole                   300000        0        0
BOEING CO                      COM              097023105     3647    41700 SH       Sole                    41700        0        0
CANO PETE INC                  COM              137801106     8319  1207375 SH       Sole                  1207375        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100     3025    29500 SH  CALL Sole                    29500        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100     3630    35400 SH       Sole                    35400        0        0
CORNING INC                    COM              219350105    10109   421400 SH       Sole                   421400        0        0
COUNTRYWIDE FINANCIAL CORP     COM              222372104     3040   340000 SH  CALL Sole                   340000        0        0
COUNTRYWIDE FINANCIAL CORP     COM              222372104     6765   756700 SH       Sole                   756700        0        0
D R HORTON INC                 COM              23331A109     5268   400000 SH  CALL Sole                   400000        0        0
DEERE & CO                     COM              244199105     9675   103900 SH       Sole                   103900        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702    20384  1369000 SH  CALL Sole                  1369000        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     9710   652100 SH       Sole                   652100        0        0
DIRECTV GROUP INC              COM              25459L106     6869   297100 SH       Sole                   297100        0        0
ENTERGY CORP NEW               COM              29364G103     3801    31800 SH       Sole                    31800        0        0
EXELON CORP                    COM              30161N101    12083   148000 SH       Sole                   148000        0        0
EXTERRAN HLDGS INC             COM              30225X103     7959    97300 SH       Sole                    97300        0        0
FEDERAL NATL MTG ASSN          COM              313586109    21633   541100 SH       Sole                   541100        0        0
FEDERAL NATL MTG ASSN          COM              313586109     4598   115000 SH  CALL Sole                   115000        0        0
FOSTER WHEELER LTD             SHS NEW          G36535139     7441    48000 SH       Sole                    48000        0        0
GENERAL ELECTRIC CO            COM              369604103    12233   330000 SH  CALL Sole                   330000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    14484    67350 SH       Sole                    67350        0        0
GOOGLE INC                     CL A             38259P508     5947     8600 SH       Sole                     8600        0        0
JAMES RIVER COAL CO            COM NEW          470355207     7567   676820 SH       Sole                   676820        0        0
LEHMAN BROS HLDGS INC          COM              524908100    14554   222400 SH       Sole                   222400        0        0
MICROSOFT CORP                 COM              594918104    17088   480000 SH  PUT  Sole                   480000        0        0
NEWS CORP                      CL B             65248E203     6296   296300 SH       Sole                   296300        0        0
NORTHWEST AIRLS CORP           COM              667280408    14220   980000 SH  CALL Sole                   980000        0        0
NORTHWEST AIRLS CORP           COM              667280408     9952   685900 SH       Sole                   685900        0        0
NOVA CHEMICALS CORP            COM              66977W109     7329   226200 SH       Sole                   226200        0        0
ROCKWELL AUTOMATION INC        COM              773903109     6951   100800 SH       Sole                   100800        0        0
SLM CORP                       COM              78442P106     5035   250000 SH  CALL Sole                   250000        0        0
TEMPLE INLAND INC              COM              879868107     6255   300000 SH  CALL Sole                   300000        0        0
THORNBURG MTG INC              COM              885218107     6098   660000 SH  CALL Sole                   660000        0        0
THORNBURG MTG INC              COM              885218107     8940   967500 SH       Sole                   967500        0        0
TOLL BROTHERS INC              COM              889478103     6018   300000 SH  CALL Sole                   300000        0        0
UAL CORP                       COM NEW          902549807     3923   110000 SH  CALL Sole                   110000        0        0